Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Basis of Preparation and Significant Accounting Policies [Abstract]
Basis of preparation and significant accounting policies
2.	Basis of preparation and significant accounting policies

The principal accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Accounting Standards and International Financial Reporting Standards (“IFRS”) as adopted by the EU (“IFRS as adopted by the EU”), which are effective for the year ended and as at December 31, 2024. In addition to complying with its legal obligation to comply with IFRS as adopted by the EU, the consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) (“IFRS as issued by the IASB”).

These consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented has been rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements have been prepared on the historical cost basis except for derivatives which have been measured at fair value and share based payments which have been measured at grant date fair value.

Basis of consolidation

Subsidiaries

The Group financial statements consolidate the financial statements of the Company and its subsidiaries up to December 31, 2024. A parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest (“NCI”) and other components of equity. Any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Interests in equity-accounted investees

The Group’s interests in equity-accounted investees comprise interests in a joint venture.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries. The Group’s investment in its joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the joint venture since the acquisition date.

The statement of profit or loss reflects the Group’s share of the results of operations of the joint venture. Any change in other comprehensive income (“OCI”) of those investees is presented as part of the Group’s OCI.

In addition, when there has been a change recognised directly in the equity of the joint venture, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

The aggregate of the Group’s share of profit or loss of a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognise an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognises the loss within ‘Share of profit of a joint venture’ in the statement of profit or loss.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealised gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment.

Functional currency

Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of the Group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognised in profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euro at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Euro at the exchange rates at the dates of the transactions. Foreign currency differences are recognised in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

At the Market Issuance Sales Agreement (“ATM”)

On June 6, 2022, the Parent entered into an At the Market Issuance Sales Agreement (the “ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. This prospectus was amended on May 13, 2023 to remove B. Riley Securities, Inc. as a listed sales agent and on July 7, 2023 to reduce the aggregate amount available to be sold under the ATM to $10 million. During 2023, the Parent sold 1,103,368 class A ordinary shares for net proceeds of $3.3 million and paid $0.1 million in commissions to agents as part of these trades.

During the year ended December 31, 2024, the Parent sold 2,345,452 class A ordinary shares for net proceeds of $6.4 million (€5.9 million) and paid $0.2 million (€0.2 million) in commissions to agents as part of these trades.

Going concern

In adopting the going-concern basis in preparing the consolidated financial statements, the Directors have considered the Group’s cash on hand, its future cash generation projections and plans, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with the Macquarie Group. This facility has a two-year term and it’s expected that amounts will be drawn down in tranches. The first tranche of $1.15 million was drawn down in May 2024. No other tranches have been drawn down to date.

In February 2024, Parent raised net proceeds of $6,398,264 through the ATM facility.

On November 11, 2024, Fusion Fuel Portugal, S.A. (“Fusion Fuel Portugal”), a wholly owned subsidiary of the Group filed for insolvency in the civil court of Sintra, Portugal and is currently undergoing insolvency proceedings.

An event of default was triggered as per the terms of the May 2024 Note, due to Fusion Fuel Portugal’s insolvency filing. As of that date, the outstanding balance was approximately $0.14 million. The Company has commenced discussions with the holder of the May 2024 Note concerning a forbearance agreement or waiver. However, there can be no assurance that the Company will reach any agreement or obtain any waiver. As of the date of this report, the Company has not reached any agreement or obtained any waiver with respect to this matter. As of April 30, 2025, the holder had converted the outstanding balance of $185,956 in principal and accrued interest into 834,690 Class A Ordinary Shares, closing out their position in full.

On November 26, 2024, Parent completed the acquisition of a 69.36% stake in Quality Industrial Corp., a Nevada corporation (“Quality” or “QIND”), pursuant to a Stock Purchase Agreement dated November 18, 2024. The transaction involved issuing 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval.

On 19 December 2024, Fusion Fuel Green Plc. transferred to EREE Desarrollos Empresariales S.L., 1,500 shares of P2X Spain Sociedad Ltd. representing 50% of its share capital, by virtue of the public deed executed before the Notary of Madrid. This is the entirety of Fusion Fuel Green Plc´s holdings in the company. The P2X Spain Sociedad Ltd. transfer deed contains the following two conditions that must be fulfilled for the sale and purchase to be completed. The first is the transfer of €370,100 when P2X Spain Sociedad Ltd. signs their deal with another company in Spain, contingent on Spanish government approval, and a second payment of €145,000 with the closure of the consortium agreement in relation to the ECO2Fly Project of which P2X Spain Sociedad Ltd. is a member. The Group continues to monitor developments, and hence timeline of expected cash inflows relating to the closing of the sale, particularly in relation to required regulatory approvals from the Spanish government, which are expected by August 2025.

On January 10, 2025, Parent entered into an agreement with an institutional investor for a $25 million equity line of credit, which, upon the satisfaction of certain conditions, will provide the Company with access to additional capital to support its operational and strategic growth initiatives.

On January 13, 2025, Parent entered into an agreement for financing of $1.28 million of senior convertible notes private placement with a group of institutional investors.

On March 3, 2025, Parent entered into an agreement for financing of $1.3 million of senior convertible notes private placement with a group of institutional investors.

On April 9, 2025, Parent signed a non-binding letter of intent to acquire a privately held, revenue and profit-generating UK-based fuel distribution company for total consideration of £50 million, comprising cash, shares, and deferred payments. The Target reported over $50 million in revenue and $4 million in net income in 2023, with continued growth in 2024. The transaction, if completed, would establish the Company’s second independently profitable operating subsidiary, further enhancing its earnings base and operational diversification within the energy distribution sector. However, as the agreement is non-binding, there is no assurance the transaction will proceed.

Following the insolvency of Fusion Fuel Portugal and the acquisition of a controlling stake in QIND, the Group has replaced a loss-making operating entity with a profit generating entity, being QINDs subsidiary; Al-Shola Gas (Al Shola Al Modea Gas Distribution LLC). Furthermore, the Group has signed a non-binding letter of intent to acquire another profit-generating entity in 2025.

In February 2025, the Company established Bright Hydrogen Solutions, a wholly owned subsidiary providing hydrogen infrastructure and advisory services. The business is designed to operate with minimal start-up costs and a lean fixed-cost base by engaging specialist resources on a project-by-project basis. Administrative functions will be outsourced where feasible to maintain flexibility and cost-efficiency as the business scales.

The Group expects to continue to incur net losses for the next 12-18 months and is highly dependent on its ability to find additional sources of funding in the form of debt or equity financing to fund its planned operations. The Group’s success depends on the performance of its two operating subsidiaries, Al-Shola Gas and Bright Hydrogen Solutions. There is no assurance that the Group’s subsidiaries will be successful, especially Bright Hydrogen Solutions as it’s a newly incorporated business with no track record to date. Al-Shola Gas on the other hand has been operating since 1980 years and has been profitable for many years. In addition, Al-Shola Gas announced additional contracts for expected increases in sales in the region of USD 3.5m for fiscal 2025.

These conditions raise significant doubt about the Group’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business absent the mitigating actions set out below.

Based upon its current operating and financial plans, management is hopeful it will have sufficient access to financial resources to fund operations, having considered the Group’s available cash resources, the agreement with Belike Nominees Pty Ltd, the recently announced equity line of credit, expected inflows realised by its two operating subsidiaries, the planned expansion through strategic acquisitions, future financing options available to the Group (debt and/or equity), the planned operations of the Group and the ability to adjust its plans if required.

The Group’s financial condition and ability to execute its business strategy could be adversely affected if it is unable to complete additional tranches under the financing agreement with Belike Nominees Pty Ltd, access the equity line of credit, or capitalise on improved market sentiment following the acquisition of a controlling stake in QIND and the resolution of Nasdaq compliance matters. Failure to secure or operationalize this funding—or to obtain alternative financing—may require the Group to delay, scale back, or discontinue certain strategic initiatives, which could negatively impact its business prospects. While management is actively pursuing alternative sources of funding, there can be no assurance that such financing will be available on acceptable terms, or at all.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

For this reason, the Directors adopt the going concern basis in preparing the audited consolidated financial statements.

New standards or amendments

There were no new standards effective for the period commencing 1 January 2024 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Significant accounting policies

There have been a number of additions to the Group’s significant accounting policies, as compared to the significant accounting policies described in the Form 20-F for the fiscal year ended December 31, 2023. Additions relate to convertible instruments and embedded derivative liabilities in relation to the Convertible Notes and associated warrants, deconsolidation of subsidiaries in relation to the insolvency proceedings, business combinations in relation to the Quality acquisition, and disposal of Joint ventures with reference to the sale of Group´s interest in P2X Spain Sociedad Ltd. Other additions to the Group’s accounting policies relate to the accounting policies of the newly acquired subsidiary and are not considered changes in accounting policies, but rather the incorporation of existing policies already applied by the subsidiary.

Derivative financial instruments

The Group accounts for derivative liabilities by assessing whether the instrument contains separable embedded derivatives, and classifying each component accordingly. In cases where the Group issues convertible promissory notes, these are assessed to determine whether they contain both a host debt contract and one or more embedded derivatives. The Group separates any embedded derivatives that are not closely related to the host contract and accounts for them at fair value through profit or loss (“FVTPL”).

Where the conversion feature of a convertible note is denominated in a currency other than the entity’s functional currency, or includes anti-dilution clauses such as down-round protections, the 'fixed-for-fixed' criterion is assessed to have been met and the feature is classified as a derivative liability. The Group treats all such embedded derivatives - including conversion features, down-round adjustments, trading price redemptions, and change of control options - as a single compound derivative, measured at fair value through profit or loss at each reporting period.

The host debt contract is initially recognised at the residual amount after deducting the fair value of the compound embedded derivative and is measured at amortised cost using the effective interest rate method.

Where the Group issues warrants for no extra consideration alongside convertible instruments, these are treated as standalone derivative liabilities. The Group determines their classification based on IFRS 9 and IAS 32. If the warrants fail the fixed-for-fixed equity criterion due to foreign currency conversion or anti-dilution terms, they are measured at fair value through profit or loss.

Transaction costs directly attributable to the issuance of the hybrid instrument are allocated between the host liability and the derivative liability based on their initial relative fair values. Costs attributable to the host are deducted from the carrying amount and amortised over its life; costs related to the derivative are expensed immediately.

The Group recognises subsequent conversions of convertible notes by transferring the carrying amount of both the host liability (measured at amortised cost to the date of conversion) and the derivative liability (remeasured to fair value at that date) to equity with no gain or loss recognised.

Upon exercise of warrants, the derivative liability is derecognised and the proceeds are recognised in equity, allocated between share capital and share premium.

Compound Financial Instruments

Compound financial instruments issued by the Group comprise convertible loan notes that can be converted into equity at the option of the holder. The liability component is initially measured at fair value and subsequently measured at amortised cost using the effective interest method. The equity component is the residual amount of the instrument after deducting the fair value of the liability component and is recognised in a separate reserve within equity. Transaction costs are allocated between the liability and equity components proportionately.

Warrants Issued in Exchange for Services

The Group may also issue warrants to service providers as consideration for goods or services received. Where these warrants are granted with a fixed exercise price for a fixed number of shares, and no cash settlement alternatives exist, they are classified as equity instruments. The fair value of the services received (or, if not reliably measurable, the fair value of the warrants) is recognised as an expense in profit or loss over the period in which the services are provided, with a corresponding credit to a warrant reserve within equity. These instruments are not subsequently remeasured.

Disposal of Investments in Joint Ventures

When the Group loses joint control over an arrangement that was previously classified as a joint venture, the investment is derecognised, in full, from the consolidated statement of financial position. The resulting gain or loss on disposal is calculated as the difference between the fair value of consideration received (including any contingent consideration) and the carrying amount of the joint venture at the date control or joint control ceases.

Where the consideration received equals the carrying amount of the joint venture interest disposed, no gain or loss is recognised.

If the arrangement includes elements of contingent consideration, the Group evaluates whether the conditions for recognition as a financial asset under IFRS 9 or a contract asset under IFRS 15 are met. Where the receipt of contingent amounts is considered highly uncertain, no asset is recognised until the recognition criteria are satisfied. Such contingent amounts are monitored and reassessed at each reporting date.

Where the sale agreement includes a mutual release of obligations between the Group and the joint venture counterparty, any outstanding receivables or payables are derecognised, and a corresponding expense or gain is recognised in profit or loss, depending on the balance of net amounts written off.

Loss of Control and Deconsolidation of Subsidiaries

The Group ceases to consolidate a subsidiary from the date on which control is lost. When control is lost, the Group:

●	Derecognises the assets and liabilities of the former subsidiary from the consolidated statement of financial position, including any associated goodwill;

●	Derecognises any non-controlling interest related to the former subsidiary;

●	Recognises the fair value of any consideration received and of any retained investment at the date control is lost;

●	Reclassifies to profit or loss, or transfers to retained earnings, any amounts previously recognised in other comprehensive income in relation to the subsidiary;

●	Recognises any resulting difference between the net assets derecognised and the fair value of consideration received and retained interest as a gain or loss in profit or loss, attributable to the former controlling interest.

Where no consideration is received and no investment is retained the gain or loss on deconsolidation is calculated based solely on the carrying amount of net assets and liabilities of the subsidiary at the date of loss of control.

Revenue

Revenue is measured based on the consideration specified in a contract with a customer, and is recognised when control of goods or services is transferred to the customer, in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

The Group applies the following five-step model to all revenue-generating contracts:

●	Identify the contract with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to the performance obligations; and

●	Recognise revenue when (or as) the performance obligation is satisfied.

Current revenue-generating subsidiary (Al Shola Gas)

The Group currently derives revenue exclusively through Al Shola Gas, which provides comprehensive solutions for the liquefied petroleum gas (LPG) industry. Revenue is generated from the supply, installation, and maintenance of LPG systems, as well as transportation and delivery of LPG in both bulk and cylinder formats. Revenue is recognised when control of goods or services is transferred to the customer, typically upon delivery or completion of installation, depending on the contract terms. The subsidiary applies a revenue recognition policy materially consistent with IFRS 15, and therefore no significant adjustments were required on consolidation.

Former subsidiary deconsolidated during the year

During the year, the Group lost control of a former subsidiary following the commencement of insolvency proceedings, and the entity was deconsolidated during the period. Although this subsidiary was consolidated for part of the year, no revenue from its operations remains recognised in the Group’s consolidated financial statements, as previously recorded amounts were subsequently reversed due to non-fulfilment of contractual obligations.

Government grants

The Group recognises government grants when there is reasonable assurance that the Group will comply with the relevant conditions and the grant will be received. Government grants related to assets are deducted from the cost of the asset using the net presentation approach. The grant is recognised in profit or loss over the life of a depreciable asset as a reduced depreciation expense.

Grants that compensate the Group for expenses incurred are recognised in profit or loss on a systematic basis in the periods in which the expenses are recognised, unless the conditions for receiving the grant are met after the related expenses have been recognised. In this case, the grant is recognised when it becomes receivable.

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable under a residual value guarantee; and

●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets in ‘property, plant and equipment’ and lease liabilities in ‘trade and other payables’ in the statement of financial position.

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Sale-and-leaseback transactions

The Group derecognises the asset from the statement of financial position with any gain or loss relating to the rights transferred as part of the sale recognised as other income. The leaseback shall be classified as either an operating lease or a finance lease. If the leaseback is classified as an operating lease, the asset shall be recognised in the statement of financial position and depreciated over its useful life. If the leaseback is classified as a finance lease, the asset shall remain derecognised and recognised as a right-of-use asset, and a liability shall be recognised for the present value of lease payments.

Inventories

During the year, the Group updated its inventory accounting policy to reflect the acquisition of a new subsidiary, which uses the first-in, first-out (FIFO) method. As the Group's only inventory now exists within this entity, the FIFO method is applied across the Group. This update does not represent a change in accounting policy as defined by IAS 8 but rather a revision to reflect current Group operations.

Inventories are stated at the lower of cost and net realizable value. Cost comprises of direct materials and the cost of bringing the components to their present condition. Cost is determined using the first-in, first-out (FIFO) method, which reflects the actual method applied by the Group’s operating subsidiary. Net realisable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Segment information

Following the deconsolidation of its former operating subsidiary during the year, Fusion Fuel now operates as a single reportable segment. The Group’s operations are conducted exclusively through its indirect subsidiary, Al Shola Al Modea Gas Distribution LLC, which provides comprehensive solutions in the liquefied petroleum gas (LPG) industry. The Chief Operating Decision Maker (CODM) reviews the Group’s financial performance and allocates resources on a consolidated basis, without reference to distinct business lines or geographic divisions. As such, the Group is considered to operate in a single business segment in accordance with IFRS 8.

Research and development expenditure

Research costs are expensed as incurred. Development costs are capitalised when the criteria under IAS 38 are met, including the technical and commercial feasibility of the asset, the intention and ability to complete it, and the likelihood of generating future economic benefits. Capitalised development expenditure is measured at cost less accumulated amortisation and impairment losses.

As at the reporting date, the Group had no material ongoing research and development activities.

Trade and other payables

Trade payables are recognised initially at fair value and subsequently measured at amortised cost.

Provisions

Onerous contracts

A provision for an onerous contract is recognised when it becomes probable that the total contract costs will exceed total contract revenue. Before a provision for onerous contracts is recorded, the related assets under construction are measured at their net realisable value and written-off if necessary. Onerous contracts are identified by monitoring the progress of the contract together with the underlying programme status. An estimate of the related contract costs is made, which requires significant and complex assumptions, judgements and estimates related to achieving certain performance standards.

Warranties

A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty data and a weighting of possible outcomes against their associated probabilities.

Current taxation

The current taxation charge is calculated at the amount expected to be recovered from or paid to the taxation authorities on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred taxation

Deferred taxation is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax losses can be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Class A ordinary shares are classified as equity instruments. Incremental costs directly attributable to the issue of new ordinary shares are shown in equity as a deduction from equity, net of tax effects.

Derivative liabilities – warrants

Derivatives are initially recognised at their fair value on the date the derivative contract is entered into and transaction costs are expensed to profit or loss. The Company’s warrants are subsequently re-measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

As the exercise price of the Company’s share purchase warrants is fixed in US dollars and the functional currency of the Company is the Euro, these warrants are considered a derivative, as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. The fair value is determined using market price of the warrants on the Nasdaq exchange.

When a warrant is exercised, the derivative liability is then reclassified to share premium.

Business combinations

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of the business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

The Group determines the acquirer based on the criteria outlined in IFRS 3, including an assessment of governance structure, board composition, and relative ownership interests.

The Group accounts for non-controlling interests (NCI) in accordance with IFRS 3.19, and elects, on a transaction-by-transaction basis, to measure NCI either at fair value (full goodwill method) or at the proportionate share of the acquiree’s identifiable net assets (partial goodwill method).

In accordance with IFRS 3.45, the Group may revise the initial accounting for a business combination within the measurement period, which does not exceed 12 months from the acquisition date. During this period, provisional amounts may be adjusted retrospectively if new information becomes available regarding facts and circumstances that existed at the acquisition date.

Where necessary, the Group adjusts the acquiree’s accounting policies to align with those of the Group in accordance with IFRS 10.19 and IFRS 10.22, including for differences arising between local GAAP and IFRS.

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payments arrangements granted to employees and non-employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the numbers of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes. For share-based payment awards that vest at the discretion of the board of directors, the fair value is determined at the reporting date until such time that there is a shared understanding of the vesting period.

Post-employment benefits – End-of-service indemnity

The Group recognises a liability for end-of-service benefits payable to employees of its UAE-based subsidiary, Al Shola Gas. These benefits are classified as unfunded post-employment defined benefit obligations and are accrued in accordance with UAE labour law.

The end-of-service benefit is calculated based on an employee’s final salary and length of service at the reporting date. The obligation is recognised in the consolidated statement of financial position and measured using the projected unit credit method, without discounting, as the impact of the time value of money was determined to be immaterial.

No actuarial valuation has been performed as at 31 December 2024 due to the nature of the obligation and the size of the employee population; however, management estimates the liability based on historical and contractual entitlements.

Financial instruments

Recognition and initial measurement

Receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus transaction costs that are directly attributable to its acquisition or issue.

Financial assets at fair value through profit or loss (FVTPL)

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred, or liabilities assumed) is recognized in profit or loss.

Deposits and Advances

Deposits and advances represent payments made in advance to suppliers, contractors, and service providers in the ordinary course of business. These primarily relate to procurement of materials and services for the design, supply, and installation of central gas distribution and monitoring systems carried out by the Group’s UAE-based subsidiary. Such advances include, but are not limited to:

●	Refundable project security deposits,

●	Lease and utility deposits,

●	Prepayments to subcontractors and vendors for project-related activities.

These amounts are recognised at their nominal value and are not discounted as the impact of the time value of money is considered immaterial. Deposits that are expected to be utilised or refunded within 12 months of the reporting date are classified as current assets, while those recoverable beyond 12 months are classified as non-current assets.

At the reporting date, there are no indicators of impairment, and management considers all amounts to be fully recoverable.

Prepayments and other receivables

Prepayments and other receivables are recognised initially at fair value and then carried at amortised cost less allowance for impairment. The Group applies the IFRS 9 Financial Instruments simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for other receivables.

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand, and short-term deposits with a maturity of three months or less. For the purposes of the cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above.

Property, plant and equipment

Property, plant and equipment is included at cost less accumulated depreciation and/or accumulated impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. Important components of property, plant and equipment that maintain different useful lives are considered separately. Land is not depreciated and assets categorised as being under construction are not depreciated until such time that they are in use. The following rates per annum are used:

Plant and machinery	3-10 years
Hydrogen production plant – internal	8-20 years
Office and other equipment	3-10 years
Leases	Lease term

The useful lives disclosed represent the range of depreciation periods applied across the Group. Actual asset lives used by individual subsidiaries fall within this range and reflect the nature and expected use of the respective assets.

The hydrogen production plant, which had previously been included in property, plant and equipment was derecognised during the year following the deconsolidation of the subsidiary that owned the asset. As at 31 December 2024, this asset is no longer included in the Group’s consolidated statement of financial position.

The carrying values of property, plant and equipment are reviewed for indicators of impairment at each reporting date or when events or changes in circumstances indicate the carrying value may not be recoverable (whichever is the earlier). If any such indication exists and where the carrying values exceed the estimated recoverable amount, the assets or cash generating units are written down to their recoverable amount.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured on initial recognition at their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and/or any accumulated impairment losses.

Product development costs are not amortised until such time that they are in use after which it is expected they will be amortised over their estimated useful lives (three to five years). Amortisation is provided using the straight-line method to write off cost to residual value over the estimated useful life of the individual asset. The following rates per annum are used:

Software	3 years
Completed development technology	3 years
Intellectual property	Indefinite useful life

Internally generated intangible assets, excluding capitalised development costs, are not capitalised and expenditure is reflected in the income statement in the year in which the expenditure is incurred.

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in the profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses, unless the product development costs are still being used in product development in which case it is considered indefinite useful life.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Impairment arises if the recoverable amount of the intangible asset is lower than its carrying value under IFRS. Recoverable amount is the higher of an asset’s value in use or its estimated realisable value less costs to sell.

If the carrying amount of an intangible asset exceeds its recoverable amount, an impairment loss is recognised in an amount equal to that excess.

As at 31 December 2024, the Group holds no separately recognised intangible assets. However, during the year, the Group recognised provisional goodwill in relation to its acquisition of Quality Industrial Corp., a Nevada Corporation. The goodwill determined at the acquisition represents the excess of the consideration transferred over the preliminary fair value of the identifiable net assets acquired.

The Group has a measurement period of up to 12 months from the acquisition date to finalise a purchase price allocation exercise, including the identification and valuation of any separately identifiable intangible assets within the newly acquired entity. The allocation of goodwill may therefore change as part of this finalisation.

Accounting for assets held for sale

Assets are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets are generally measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on re-measurement are recognized in the income statement. Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity accounted investee is no longer equity accounted.